Exhibit 99
Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Additional information about the structure, cash flows, defined terms and parties for each publicly registered series of asset-backed securities covered in this report can be found in the applicable prospectus supplement for such series, available on the SEC website (http://www.sec.gov) under registration number 333-148505 or 333-171922, as applicable, and at http://credit.ford.com/investor-center/institutional-investments, located under "Prospectuses" in the "Ford Credit Floorplan Master Owner Trust A" Section.

Contents	Pages
Trust Summary	1 - 7
Series 2012-2 Summary	8 - 10
Series 2012-5 Summary	11 - 13
Series 2013-1 Summary	14 - 16
Series 2013-3 Summary	17 - 19
Series 2013-4 Summary	20 - 22
Series 2013-5 Summary	23 - 25
Series 2014-1 Summary	26 - 28
Series 2014-2 Summary	29 - 31
Series 2014-4 Summary	32 - 34

Trust Summary

I. Principal Receivables
Trust Total
A. Beginning Adjusted Pool Balance	$16,552,191,337.47

B. Principal Collections	$7,154,514,736.38
C. Principal Adjustments	$(189,824,193.15)
D. Principal Reduction - Redesignated Accounts	$0.00
E. Defaulted Receivables	$0.00
F. New Principal Receivables	$7,579,778,804.32
G. Principal Increase - Additional Accounts	$0.00
H. Net Deposits / (Withdrawals) to the Excess Funding Account	$0.00

Ending Adjusted Pool Balance (A-B-C-D-E+F+G+H)	$17,167,279,598.56

Monthly Principal Payment Rate	43.22%

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

II. Interest Collections					Trust Total

Gross Interest Collections					$72,961,630.53
Interest Adjustments					$0.00
Recoveries					$0.00
Interest Earned on Collection Account					$1,997.39
Interest Earned on Excess Funding Account					$0.00
Interest Earned on Backup Servicer Reserve Account					$5.02

Interest Collections					$72,963,632.94

Memo: Monthly Yield					5.29%

III. Principal Collections
					Trust Total
Principal Collections					$7,154,514,736.38

IV. Series Balances

Series	Beg of Period Adjusted Invested Amount	Increase/(Decrease)	End of Period Adjusted Invested Amount	Increase/(Decrease)	Payment Date Adjusted Invested Amount
2006-1	$900,000,000.00	$0.00	$900,000,000.00	$400,000,000.00	$1,300,000,000.00
2010-2	$250,000,000.00	$0.00	$250,000,000.00	$0.00	$250,000,000.00
2010-3	$1,133,803,000.00	$0.00	$1,133,803,000.00	$0.00	$1,133,803,000.00
2010-4	$300,000,000.00	$0.00	$300,000,000.00	$0.00	$300,000,000.00
2012-2	$747,713,000.00	$0.00	$747,713,000.00	$0.00	$747,713,000.00
2012-3	$0.00	$0.00	$0.00	$200,000,000.00	$200,000,000.00
2012-5	$747,713,000.00	$0.00	$747,713,000.00	$0.00	$747,713,000.00
2013-1	$1,725,490,000.00	$0.00	$1,725,490,000.00	$0.00	$1,725,490,000.00
2013-2	$200,000,000.00	$0.00	$200,000,000.00	$0.00	$200,000,000.00
2013-3	$690,196,000.00	$0.00	$690,196,000.00	$0.00	$690,196,000.00
2013-4	$460,131,000.00	$0.00	$460,131,000.00	$0.00	$460,131,000.00
2013-5	$1,437,909,000.00	$0.00	$1,437,909,000.00	$0.00	$1,437,909,000.00
2014-1	$1,265,359,000.00	$0.00	$1,265,359,000.00	$0.00	$1,265,359,000.00
2014-2	$460,131,000.00	$0.00	$460,131,000.00	$0.00	$460,131,000.00
2014-3	$400,000,000.00	$0.00	$400,000,000.00	$0.00	$400,000,000.00
2014-4	$1,150,327,000.00	$0.00	$1,150,327,000.00	$0.00	$1,150,327,000.00
2014-5	$0.00	$0.00	$0.00	$0.00	$0.00

Depositors Amt.	$4,683,419,337.47		$5,298,507,598.56
Total	$16,552,191,337.47		$17,167,279,598.56

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

V. Principal and Interest Allocations

Series	Floating Investor Percentage	Investor Principal Collections	Investor Interest Collections
2006-1	5.44%	$389,015,758.18	$3,967,285.56
2010-2	1.51%	$108,059,932.83	$1,102,023.77
2010-3	6.85%	$490,074,704.08	$4,997,911.41
2010-4	1.81%	$129,671,919.39	$1,322,428.52
2012-2	4.52%	$323,191,266.22	$3,295,989.98
2012-3	0.00%	$0.00	$0.00
2012-5	4.52%	$323,191,266.22	$3,295,989.98
2013-1	10.42%	$745,825,333.99	$7,606,123.95
2013-2	1.21%	$86,447,946.26	$881,619.01
2013-3	4.17%	$298,330,133.59	$3,042,449.58
2013-4	2.78%	$198,886,899.81	$2,028,301.19
2013-5	8.69%	$621,521,399.82	$6,338,439.57
2014-1	7.64%	$546,938,434.18	$5,577,822.76
2014-2	2.78%	$198,886,899.81	$2,028,301.19
2014-3	2.42%	$172,895,892.53	$1,763,238.03
2014-4	6.95%	$497,217,033.40	$5,070,750.77
2014-5	0.00%	$0.00	$0.00

Depositors Amt.	28.29%	$2,024,359,916.06	$20,644,957.67

Memo	100.00%	$7,154,514,736.38	$72,963,632.94
Excess Depositor Percentage			15.47%
Excess Depositor Collection		$1,106,545,854.91	$11,284,847.20
Depositor Servicing Fee			$3,902,849.45
Depositor Backup Servicing fee			$25,368.52

VI. Redesignated Accounts - Reassigned
			Trust Total
Principal Reduction - Receivables relating to accounts (including Performance Impaired Accounts) that were reassigned by the Issuer to the Depositors			$0.00
The principal amount of Receivables in "status" accounts that remain in the Trust's portfolio of Receivables following the end of the Collection Period			$0.00

VII. Excess Funding Account/Backup Servicer Reserve Account

Beginning Period Balance	$0.00
Net Deposits / (Withdrawals)	$0.00
Ending Period Balance	$0.00
Determination Date balance before giving effect to Payment Date Cashflows	$0.00
Determination Date balance after giving effect to Payment Date Cashflows	$0.00

Backup Servicer Reserve Account	$200,000.00

Memo
Excess Funding Account as a pct. of aggregate Adjusted Invested Amount	0.00%
Interest earned on Excess Funding Account	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VIII. Non-Conforming Receivables
Trust Total
Ineligible Receivables	$43,908,574.74
Dealer Overconcentration	$0.00
Manufacturer Overconcentration (>6% of pool balance) a\	$0.00
Manufacturer Overconcentration (2% to 6% of pool balance) b\	$0.00
Used Vehicle Overconcentration c\	$0.00
Medium and Heavy Truck Overconcentration	$0.00
Development Dealer Overconcentration	$0.00
Fleet Overconcentration	$0.00
Non-Conforming Receivable Amount	$43,908,574.74

Memo
Principal Receivables relating to Vehicles on Used Lines.	$616,705,191.49
Principal Receivables relating to Vehicles on Used Lines as a pct. of Pool Bal.	3.59%
Principal Receivables relating to AutoNation	$635,993,638.72
Principal Receivables relating to AutoNation as a pct. of Pool Bal.	3.70%
Principal Receivables relating to Development Dealers	$4,531,256.42
Principal Receivables relating to Development Dealers as a pct. of Pool Bal.	0.03%
Principal Receivables relating to Fleet	$198,083,213.26
Principal Receivables relating to Fleet as a pct. of Pool Bal.	1.15%
Principal Receivables relating to New and Used Medium Heavy Truck Lines	$265,694,072.72
Principal Receivables relating to New and Used Medium Heavy Truck Lines as a pct. of Pool Bal.	1.55%
Principal Receivables relating to Program Vehicles d\	$567,822,848.38
Principal Receivables relating to Program Vehicles as pct of Pool Bal.	3.31%

a\ Non-Conforming Receivables Amount for Series with a 6% Manufacturer Overconcentration Threshold (Series 2010-2, 2010-3)
b\ Non-Conforming Receivables Amount for Series with a 2% Manufacturer Overconcentration Threshold (Series 2006-1, 2010-4, 2012-2, 2012-3, 2012-5, 2013-1, 2013-2, 2013-3, 2013-4, 2013-5, 2014-1, 2014-2, 2014-3, 2014-4, 2014-5)

c\ Includes receivables related to vehicles on Used Lines and Program Lines
d\ Primarily off-lease vehicles purchased by a dealer at a Ford Credit approved auction. Program lines are separate from Used Lines

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IX. Subordination and Depositor Amount as of Determination Date

	Subordinated Pct. a/	Subordinated Pct. times (Adj. Invested Amount minus EFA)	Incremental Subordinated Amount	Required Subordinated Amount
Series		(A)	(B)	(A + B)
2006-1	33.33%	$433,333,333.33	$4,827,798.59	$438,161,131.92
2010-2	24.22%	$60,559,006.21	$864,990.19	$61,423,996.40
2010-3	24.22%	$274,647,931.68	$3,922,913.90	$278,570,845.58
2010-4	18.34%	$55,029,585.80	$988,852.69	$56,018,438.49
2012-2	13.64%	$101,960,863.64	$2,366,569.78	$104,327,433.42
2012-3	33.33%	$66,666,666.67	$742,738.25	$67,409,404.92
2012-5	13.64%	$101,960,863.64	$2,366,569.78	$104,327,433.42
2013-1	13.64%	$235,294,090.91	$5,461,310.01	$240,755,400.92
2013-2	30.72%	$61,437,908.50	$728,174.75	$62,166,083.25
2013-3	13.64%	$94,117,636.36	$2,184,524.00	$96,302,160.36
2013-4	13.64%	$62,745,136.36	$1,456,350.39	$64,201,486.75
2013-5	13.64%	$196,078,500.00	$4,551,093.78	$200,629,593.78
2014-1	13.64%	$172,548,954.55	$4,004,959.62	$176,553,914.17
2014-2	13.64%	$62,745,136.36	$1,456,350.39	$64,201,486.75
2014-3	30.72%	$122,875,817.00	$1,456,349.5	$124,332,166.5
2014-4	13.64%	$156,862,772.73	$3,640,874.39	$160,503,647.12
2014-5	17.65%	$0.00	$0.00	$0.00

	Required Subordinated Amount	Required Pool Pct. minus 100% times Initial Invested Amount	Required Depositor Amount as of Determination Date
Series	(C)	(D)	(C + D)
2006-1	$438,161,131.92	$0.00	$438,161,131.92
2010-2	$61,423,996.40	$0.00	$61,423,996.40
2010-3	$278,570,845.58	$0.00	$278,570,845.58
2010-4	$56,018,438.49	$0.00	$56,018,438.49
2012-2	$104,327,433.42	$0.00	$104,327,433.42
2012-3	$67,409,404.92	$0.00	$67,409,404.92
2012-5	$104,327,433.42	$0.00	$104,327,433.42
2013-1	$240,755,400.92	$0.00	$240,755,400.92
2013-2	$62,166,083.25	$0.00	$62,166,083.25
2013-3	$96,302,160.36	$0.00	$96,302,160.36
2013-4	$64,201,486.75	$0.00	$64,201,486.75
2013-5	$200,629,593.78	$0.00	$200,629,593.78
2014-1	$176,553,914.17	$0.00	$176,553,914.17
2014-2	$64,201,486.75	$0.00	$64,201,486.75
2014-3	$124,332,166.50	$0.00	$124,332,166.5
2014-4	$160,503,647.12	$0.00	$160,503,647.12
2014-5	$0.00	$0.00	$0.00
Required Depositor Amount			$2,299,884,623.75
Depositor Amount			$3,595,803,659.72

Memo: Determination Date Pool Balance				$15,764,575,659.72

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

X. Redesignation Notice

If the below "Redesignated Account" box(es) has been marked "Yes", notice is hereby given, pursuant to Section 2.8 of the Fifth Amended and Restated Sale and Servicing Agreement dated as of December 1, 2010, that the redesignation of certain Accounts and the reassignment of the Receivables and Related Security arising in connection with such Accounts
occurred on the Redesignation Date of    January 1, 2015, and a Redesignated Account Schedule has been delivered to the Owner Trustee and the Indenture Trustee in accordance with the Sale and Servicing Agreements.

Depositor	Trust	Redesignated Accounts
		Yes	No
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust A	X
Ford Credit Floorplan LLC	Ford Credit Floorplan Master Owner Trust A	X

XI. Early Amortization Declarations
		Yes	No
1. Breach of covenants or agreements made in the TSA, Indent. or Supp. and uncured for 60 days			X
2. Failure to make any req. pmt. or deposit under TSA, Indent. or Supp. and uncured for 5 bus. days			X
3. Breach of any rep. or warranty made in the TSA, Indent. or Supp. and uncured for 60 days			X
4. Bankruptcy, insolvency or receivership of Ford Credit, FCFMOTA or Ford			X
5. FCFMOTA is an investment company within the meaning of the ICA of 1940			X
6. Failure of FCF Corp or FCF LLC to convey Receiv. pursuant to the TSA and uncured for 10 days			X
7. Available Sub. Amt. is less than the Required Sub. Amt. and uncured for 5 days			X
8. Servicer default or an event of default with respect to the outstanding notes has occurred			X
9. Average monthly payment rate for the past three periods is less than 21%			X
10. Excess Funding Acct. Bal. exceeds 30% of Outstanding Series Adj. Inv. Amts. for 3 periods			X

Memo
Additional statistical information regarding Ford Credit's U.S. Dealer Floorplan portfolio and the Trust's portfolio for the most recently available quarter can be found on Ford Credit's website at http://credit.ford.com/investor-center/institutional-investments, located under "Other Documents" in the "Ford Credit Floorplan Master Owner Trust A" section.

XII. Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS-15G
Filed by: Ford Motor Credit Company LLC

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

CIK#: 0000038009
Date: February 7, 2014

Servicer Certification
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin M. Rohde
Assistant Treasurer

Memo
Relating to February 2014 Investor Report
On Page 48 of the Investor Report, Expected Final Payment Date and Final Maturity Date for the 2014-2 series was reported incorrectly as 2/15/2017 and 2/15/2019 respectively. The correct dates are 2/15/2019 and 2/15/2021 respectively.
Relating to November 2014 Investor Report
On Page 5 of the Investor Report, the Required Seller Amount was reported incorrectly as $2,065,692,977.69. The correct amount is $2,123,391,638.44

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2012-2 Summary

I. Origination Information

Date of Origination				15-Feb-12
Expected Final Payment Date				15-Jan-17
Final Maturity Date				15-Jan-19

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00	$42,484,000.00	$25,490,000.00
Note Interest rate	1.92%	2.32%	2.86%	3.50%

Total Original Principal Outstanding	$747,713,000.00

II. Series Allocations

Current Floating Investor Percentage				4.51730520%
Investor Principal Collections				$323,191,266.22
Principal Default Amounts				$0.00
Investor Interest Collections				$3,295,989.98

III. Collections

Interest
Investor Interest Collections				$3,295,989.98
Reserve Fund Investment Proceeds				$188.50
Accumulation Period Reserve Account Release				$0.00
Accumulation Period Reserve Account Investment Proceeds				$0.00
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$247,471.23

Available Investor Interest Collections				$3,543,649.71
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$3,543,649.71

Principal
Investor Principal Collections				$323,191,266.22
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$0.00
Reserve Fund Draw				$0.00

Available Investor Principal Collections				$323,191,266.22

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00
Note Interest Rate	1.92000%	2.32000%

Days in Interest Period	30	30
Monthly Interest	$1,040,000.00	$57,495.40

	Class C Notes	Class D Notes
Original Principal Outstanding	$42,484,000.00	$25,490,000.00
Note Interest Rate	2.86000%	3.50000%

Days in Interest Period	30	30
Monthly Interest	101,253.53	74,345.83

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$3,543,649.71

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,040,000.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$57,495.40
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$101,253.53
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$74,345.83
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$5,648.29
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$868,967.22
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$7,372.94
(17) Remainder released to holders of Depositor Interest			$1,388,566.50

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$323,191,266.22
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$323,191,266.22

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$2,366,569.78
Required Subordinated Amount	$104,327,433.42
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012-2	$104,327,433.42

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.60
Total Amount Distributed Class A	$1.60

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.93
Total Amount Distributed Class B	$1.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.38
Total Amount Distributed Class C	$2.38

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.92
Total Amount Distributed Class D	$2.92

IX. Reserve Fund

Beginning of Collection Period Balance	$7,477,130.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$7,477,130.00
Increases/(Decreases)	$0.00
Payment Date Balance	$7,477,130.00

X. Memo Items

Excess Funding Amount 2012-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2012-5 Summary

I. Origination Information

Date of Origination					19-Sep-12
Expected Final Payment Date					15-Sep-17
Final Maturity Date					15-Sep-19

		Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding		$650,000,000.00	$29,739,000.00	$42,484,000.00	$25,490,000.00
Note Interest rate		1.49%	1.69%	2.14%	2.73%

Total Original Principal Outstanding	$747,713,000.00

II. Series Allocations

Current Floating Investor Percentage					4.51730520%
Investor Principal Collections					$323,191,266.22
Principal Default Amounts					$0.00
Investor Interest Collections					$3,295,989.98

III. Collections

Interest
Investor Interest Collections					$3,295,989.98
Reserve Fund Investment Proceeds					$188.50
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$247,471.23

Available Investor Interest Collections					$3,543,649.71
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$3,543,649.71

Principal
Investor Principal Collections					$323,191,266.22
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$323,191,266.22

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00
Note Interest Rate	1.49000%	1.69000%

Days in Interest Period	30	30
Monthly Interest	$807,083.33	$41,882.43

	Class C Notes	Class D Notes
Original Principal Outstanding	$42,484,000.00	$25,490,000.00
Note Interest Rate	2.14000%	2.73000%

Days in Interest Period	30	30
Monthly Interest	$75,763.13	$57,989.75

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$3,543,649.71

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$807,083.33
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$41,882.43
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$75,763.13
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$57,989.75
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year		$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$5,648.29
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$868,967.22
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$8,906.63
(17) Remainder released to holders of Depositor Interest		$1,677,408.93

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$323,191,266.22
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$323,191,266.22

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$2,366,569.78
Required Subordinated Amount	$104,327,433.42
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012-5	$104,327,433.42

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.24
Total Amount Distributed Class A	$1.24

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.41
Total Amount Distributed Class B	$1.41

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.78
Total Amount Distributed Class C	$1.78

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.28
Total Amount Distributed Class D	$2.28

IX. Reserve Fund

Beginning of Collection Period Balance	$7,477,130.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$7,477,130.00
Increases/(Decreases)	$0.00
Payment Date Balance	$7,477,130.00

X. Memo Items

Excess Funding Amount 2012-5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2013-1 Summary

I. Origination Information

Date of Origination					23-Jan-13
Expected Final Payment Date					15-Jan-16
Final Maturity Date					15-Jan-18

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$600,000,000.00	$900,000,000.00	$68,627,000.00	$98,039,000.00	$58,824,000.00
Note Interest rate	0.85%	One Month LIBOR plus 0.38% per year	1.12%	1.37%	1.82%

Total Original Principal Outstanding		$1,725,490,000.00

II. Series Allocations

Current Floating Investor Percentage					10.42454117%
Investor Principal Collections					$745,825,333.99
Principal Default Amounts					$0.00
Investor Interest Collections					$7,606,123.95

III. Collections

Interest
Investor Interest Collections					$7,606,123.95
Reserve Fund Investment Proceeds					$434.96
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$571,086.95

Available Investor Interest Collections					$8,177,645.86
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$8,177,645.86

Principal
Investor Principal Collections					$745,825,333.99
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$745,825,333.99

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$600,000,000.00	$900,000,000.00	$68,627,000.00
Note Interest Rate	0.85000%	N/A	1.12000%

LIBOR Rate	N/A	0.16080%	N/A
Spread	N/A	0.38000%	N/A

Days in Interest Period	30	31	30
Monthly Interest	$425,000.00	$419,120.00	$64,051.87
	Class C Notes	Class D Notes
Original Principal Outstanding	$98,039,000.00	$58,824,000.00
Note Interest Rate	1.37000%	1.82000%

LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$111,927.86	$89,216.40

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$8,177,645.86

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$844,120.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$64,051.87
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$111,927.86
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$89,216.40
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$13,034.50
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$2,005,307.19
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$26,672.56
(17) Remainder released to holders of Depositor Interest			$5,023,315.48

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$745,825,333.99
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$745,825,333.99

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$5,461,310.01
Required Subordinated Amount	$240,755,400.92
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2013-1	$240,755,400.92

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.56
Total Amount Distributed Class A	$0.56

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$0.93
Total Amount Distributed Class B	$0.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.14
Total Amount Distributed Class C	$1.14

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.52
Total Amount Distributed Class D	$1.52

IX. Reserve Fund

Beginning of Collection Period Balance	$17,254,900.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$17,254,900.00
Increases/(Decreases)	$0.00
Payment Date Balance	$17,254,900.00

X. Memo Items

Excess Funding Amount 2013-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2013-3 Summary

I. Origination Information

Date of Origination					18-Jun-13
Expected Final Payment Date					15-Jun-15
Final Maturity Date					15-Jun-17

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$200,000,000.00	$400,000,000.00	$27,451,000.00	$39,216,000.00	$23,529,000.00
Note Interest rate	0.79%	One Month LIBOR plus 0.30% per year	1.14%	1.29%	1.74%

Total Original Principal Outstanding		$690,196,000.00

II. Series Allocations

Current Floating Investor Percentage					4.16981647%
Investor Principal Collections					$298,330,133.59
Principal Default Amounts					$0.00
Investor Interest Collections					$3,042,449.58

III. Collections

Interest
Investor Interest Collections					$3,042,449.58
Reserve Fund Investment Proceeds					$173.99
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$228,434.78

Available Investor Interest Collections					$3,271,058.35
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$3,271,058.35

Principal
Investor Principal Collections					$298,330,133.59
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$298,330,133.59

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$200,000,000.00	$400,000,000.00	$27,451,000.00
Note Interest Rate	0.79000%	N/A	1.14000%
LIBOR Rate	N/A	0.16080%	N/A
Spread	N/A	0.30000%	N/A

Days in Interest Period	30	31	30
Monthly Interest	$131,666.67	$158,720.00	$26,078.45

	Class C Notes	Class D Notes
Original Principal Outstanding	$39,216,000.00	$23,529,000.00
Note Interest Rate	1.29000%	1.74000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$42,157.20	$34,117.05

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$3,271,058.35

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$290,386.67
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$26,078.45
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$42,157.20
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$34,117.05
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$5,213.80
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$802,122.88
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$10,938.32
(17) Remainder released to holders of Depositor Interest			$2,060,043.98

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$298,330,133.59
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$298,330,133.59

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$2,184,524.00
Required Subordinated Amount	$96,302,160.36
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2013-3	$96,302,160.36

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.48
Total Amount Distributed Class A	$0.48

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$0.95
Total Amount Distributed Class B	$0.95

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.08
Total Amount Distributed Class C	$1.08

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.45
Total Amount Distributed Class D	$1.45

IX. Reserve Fund

Beginning of Collection Period Balance	$6,901,960.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$6,901,960.00
Increases/(Decreases)	$0.00
Payment Date Balance	$6,901,960.00

X. Memo Items

Excess Funding Amount 2013-3	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2013-4 Summary

I. Origination Information

Date of Origination				18-Jun-13
Expected Final Payment Date				15-Jun-18
Final Maturity Date				15-Jun-20

	Class A1 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00	$26,144,000.00	$15,686,000.00
Note Interest rate	One Month LIBOR plus 0.55% per year	2.10%	2.29%	2.79%

Total Original Principal Outstanding	$460,131,000.00

II. Series Allocations

Current Floating Investor Percentage				2.77987966%
Investor Principal Collections				$198,886,899.81
Principal Default Amounts				$0.00
Investor Interest Collections				$2,028,301.19

III. Collections

Interest
Investor Interest Collections				$2,028,301.19
Reserve Fund Investment Proceeds				$115.97
Accumulation Period Reserve Account Release				$0.00
Accumulation Period Reserve Account Investment Proceeds				0.00
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$152,289.96

Available Investor Interest Collections				$2,180,707.12
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$2,180,707.12

Principal
Investor Principal Collections				$198,886,899.81
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$0.00
Reserve Fund Draw				$0.00

Available Investor Principal Collections				$198,886,899.81

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00
Note Interest Rate	N/A	2.10000%

LIBOR Rate	0.16080%	N/A
Spread	0.55000%	N/A

Days in Interest Period	31	30
Monthly Interest	$244,831.11	$32,026.75

	Class C Notes	Class D Notes
Original Principal Outstanding	$26,144,000.00	$15,686,000.00
Note Interest Rate	2.29000%	2.79000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$49,891.47	$36,469.95

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$2,180,707.12

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$244,831.11
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$32,026.75
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$49,891.47
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$36,469.95
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year		$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$3,475.87
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$534,748.97
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$6,756.69
(17) Remainder released to holders of Depositor Interest		$1,272,506.31

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$198,886,899.81
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$198,886,899.81

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$1,456,350.39
Required Subordinated Amount	$64,201,486.75
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2013-4	$64,201,486.75

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.61
Total Amount Distributed Class A	$0.61

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.75
Total Amount Distributed Class B	$1.75

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.91
Total Amount Distributed Class C	$1.91

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.33
Total Amount Distributed Class D	$2.33

IX. Reserve Fund

Beginning of Collection Period Balance	$4,601,310.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,601,310.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,601,310.00

X. Memo Items

Excess Funding Amount 2013-4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2013-5 Summary

I. Origination Information

Date of Origination					17-Sep-13
Expected Final Payment Date					15-Sep-16
Final Maturity Date					15-Sep-18

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$325,000,000.00	$925,000,000.00	$57,190,000.00	$81,699,000.00	$49,020,000.00
Note Interest rate	1.50%	One Month LIBOR plus 0.47% per year	1.88%	2.18%	2.38%

Total Original Principal Outstanding		$1,437,909,000.00

II. Series Allocations

Current Floating Investor Percentage					8.68712167%
Investor Principal Collections					$621,521,399.82
Principal Default Amounts					$0.00
Investor Interest Collections					$6,338,439.57

III. Collections

Interest
Investor Interest Collections					$6,338,439.57
Reserve Fund Investment Proceeds					$362.47
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$475,906.01

Available Investor Interest Collections					$6,814,708.05
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$6,814,708.05

Principal
Investor Principal Collections					$621,521,399.82
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$621,521,399.82

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$325,000,000.00	$925,000,000.00	$57,190,000.00
Note Interest Rate	1.50000%	N/A	1.88000%
LIBOR Rate	N/A	0.16080%	N/A
Spread	N/A	0.47000%	N/A
Days in Interest Period	30	31	30

Monthly Interest	$406,250.00	$502,449.72	$89,597.67

	Class C Notes	Class D Notes
Original Principal Outstanding	$81,699,000.00	$49,020,000.00
Note Interest Rate	2.18000%	2.38000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$148,419.85	$97,223.00

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$6,814,708.05

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$908,699.72
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$89,597.67
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$148,419.85
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$97,223.00
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$10,862.09
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,671,090.10
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$20,539.59
(17) Remainder released to holders of Depositor Interest			$3,868,276.03

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$621,521,399.82
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$621,521,399.82

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$4,551,093.78
Required Subordinated Amount	$200,629,593.78
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2013-5	$200,629,593.78

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.73
Total Amount Distributed Class A	$0.73

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.57
Total Amount Distributed Class B	$1.57

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.82
Total Amount Distributed Class C	$1.82

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.98
Total Amount Distributed Class D	$1.98

IX. Reserve Fund

Beginning of Collection Period Balance	$14,379,090.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$14,379,090.00
Increases/(Decreases)	$0.00
Payment Date Balance	$14,379,090.00

X. Memo Items

Excess Funding Amount 2013-5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2014-1 Summary

I. Origination Information

Date of Origination					19-Feb-14
Expected Final Payment Date					15-Feb-17
Final Maturity Date					15-Feb-19

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$450,000,000.00	$650,000,000.00	$50,327,000.00	$71,895,000.00	$43,137,000.00
Note Interest rate	1.20%	One Month LIBOR plus 0.40% per year	1.40%	1.55%	1.89%

Total Original Principal Outstanding		$1,265,359,000.00

II. Series Allocations

Current Floating Investor Percentage					7.64466151%
Investor Principal Collections					$546,938,434.18
Principal Default Amounts					$0.00
Investor Interest Collections					$5,577,822.76

III. Collections

Interest
Investor Interest Collections					$5,577,822.76
Reserve Fund Investment Proceeds					$318.97
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$418,796.99

Available Investor Interest Collections					$5,996,938.72
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,996,938.72

Principal
Investor Principal Collections					$546,938,434.18
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$546,938,434.18

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$450,000,000.00	$650,000,000.00	$50,327,000.00
Note Interest Rate	1.20000%	N/A	1.40000%
LIBOR Rate	N/A	0.16080%	N/A
Spread	N/A	0.40000%	N/A
Days in Interest Period	30	31	30

Monthly Interest	$450,000.00	$313,892.22	$58,714.83

	Class C Notes	Class D Notes
Original Principal Outstanding	$71,895,000.00	$43,137,000.00
Note Interest Rate	1.55000%	1.89000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$92,864.38	$67,940.78

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$5,996,938.72

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$763,892.22
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$58,714.83
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$92,864.38
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$67,940.78
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$9,558.63
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,470,558.22
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$18,662.44
(17) Remainder released to holders of Depositor Interest			$3,514,747.22

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$546,938,434.18
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$546,938,434.18

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$4,004,959.62
Required Subordinated Amount	$176,553,914.17
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2014-1	$176,553,914.17

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.69
Total Amount Distributed Class A	$0.69

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.17
Total Amount Distributed Class B	$1.17

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.29
Total Amount Distributed Class C	$1.29

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.58
Total Amount Distributed Class D	$1.58

IX. Reserve Fund

Beginning of Collection Period Balance	$12,653,590.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$12,653,590.00
Increases/(Decreases)	$0.00
Payment Date Balance	$12,653,590.00

X. Memo Items

Excess Funding Amount 2014-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2014-2 Summary

I. Origination Information

Date of Origination				19-Feb-14
Expected Final Payment Date				15-Feb-19
Final Maturity Date				15-Feb-21

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00	$26,144,000.00	$15,686,000.00
Note Interest rate	One Month LIBOR plus 0.50% per year	2.31%	2.46%	2.91%

Total Original Principal Outstanding	$460,131,000.00

II. Series Allocations

Current Floating Investor Percentage				2.77987966%
Investor Principal Collections				$198,886,899.81
Principal Default Amounts				$0.00
Investor Interest Collections				$2,028,301.19

III. Collections

Interest
Investor Interest Collections				$2,028,301.19
Reserve Fund Investment Proceeds				$115.97
Accumulation Period Reserve Account Release				$0.00
Accumulation Period Reserve Account Investment Proceeds				$0.00
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$152,289.96

Available Investor Interest Collections				$2,180,707.12
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$2,180,707.12

Principal
Investor Principal Collections				$198,886,899.81
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$0.00
Reserve Fund Draw				$0.00

Available Investor Principal Collections				$198,886,899.81

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00
Note Interest Rate	N/A	2.31000%
LIBOR Rate	0.16080%	N/A
Spread	0.50000%	N/A
Days in Interst Period	31	30

Monthly Interest	$227,608.89	$35,229.43

	Class C Notes	Class D Notes
Original Principal Outstanding	$26,144,000.00	$15,686,000.00
Note Interest Rate	2.46000%	2.91000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$53,595.20	$38,038.55

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$2,180,707.12

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$227,608.89
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$35,229.43
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$53,595.20
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$38,038.55
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year		$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$3,475.87
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$534,748.97
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$6,802.89
(17) Remainder released to holders of Depositor Interest		$1,281,207.32

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$198,886,899.81
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$198,886,899.81

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$1,456,350.39
Required Subordinated Amount	$64,201,486.75
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2014-2	$64,201,486.75

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.57
Total Amount Distributed Class A	$0.57

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.93
Total Amount Distributed Class B	$1.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.05
Total Amount Distributed Class C	$2.05

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.43
Total Amount Distributed Class D	$2.43

IX. Reserve Fund

Beginning of Collection Period Balance	$4,601,310.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,601,310.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,601,310.00

X. Memo Items

Excess Funding Amount 2014-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

Series 2014-4 Summary

I. Origination Information

Date of Origination					26-Aug-14
Expected Final Payment Date					15-Aug-17
Final Maturity Date					15-Aug-19

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$550,000,000.00	$450,000,000.00	$45,752,000.00	$65,359,000.00	$39,216,000.00
Note Interest rate	1.40%	One Month LIBOR plus 0.35% per year	1.65%	1.90%	2.35%

Total Original Principal Outstanding		$1,150,327,000.00

II. Series Allocations

Current Floating Investor Percentage					6.94969613%
Investor Principal Collections					$497,217,033.40
Principal Default Amounts					$0.00
Investor Interest Collections					$5,070,750.77

III. Collections

Interest
Investor Interest Collections					$5,070,750.77
Reserve Fund Investment Proceeds					$289.98
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$380,724.74

Available Investor Interest Collections					$5,451,765.49
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,451,765.49

Principal
Investor Principal Collections					$497,217,033.40
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$497,217,033.40

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$550,000,000	$450,000,000.00	$45,752,000.00
Note Interest Rate	1.40000%	N/A	1.65000%
LIBOR Rate	N/A	0.16080%	N/A
Spread	N/A	0.35000%	N/A
Days in Interst Period	30	31	30

Monthly Interest	$641,666.67	$197,935.00	$62,909.00

	Class C Notes	Class D Notes
Original Principal Outstanding	$65,359,000.00	$39,216,000.00
Note Interest Rate	1.90000%	2.35000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$103,485.08	$76,798.00

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$5,451,765.49

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$839,601.67
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$62,909.00
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$103,485.08
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$76,798.00
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$8,689.67
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,336,871.85
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$15,968.77
(17) Remainder released to holders of Depositor Interest			$3,007,441.45

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	12/1/2014 - 12/31/2014
Determination Date	1/13/2015
Payment Date	1/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$497,217,033.40
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$497,217,033.40

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$3,640,874.39
Required Subordinated Amount	$160,503,647.12
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2014-4	$160,503,647.12

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.84
Total Amount Distributed Class A	$0.84

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.38
Total Amount Distributed Class B	$1.38

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.58
Total Amount Distributed Class C	$1.58

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.96
Total Amount Distributed Class D	$1.96

IX. Reserve Fund

Beginning of Collection Period Balance	$11,503,270.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$11,503,270.00
Increases/(Decreases)	$0.00
Payment Date Balance	$11,503,270.00

X. Memo Items

Excess Funding Amount 2014-4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00